SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

NOTE 18: SUBSEQUENT EVENTS

The following is a list of events that have occurred between October 1, 2021 and November 9, 2021:

In October 2021, the Company granted 350,000 shares to consultants.

On October 20, 2021, 20,000,000 warrants purchased by an investor were exercised for $4,000,000.

On October 26, 2021, the Company and BCP agreed to terminate their Equity Finance Agreement.

On October 29, 2021, the Company by Board consent approved an amendment to their Certificate of Amendment for the Series B Preferred Stock to (a) reduce the number of authorized shares of Series B Preferred stock to 570,000 and (b) for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them; and for each of the calendar months from February 2022 to May 2023, the percentage that the Series B Preferred shareholder may convert is 3% of the total number of Series B Preferred shares held by them. This action was approved by Series B Shareholder consent.

Additionally, on October 29, 2021, the Series C Preferred Stock was withdrawn.

NOTE 10: SUBSEQUENT EVENTS

On December 3, 2020, HUMBL LLC merged into the Company in what is accounted for as a reverse merger. Under the terms of the Merger Agreement, HUMBL LLC exchanged 100% of their membership interests for 552,029 shares of newly created Series B Preferred Stock. The Series B Preferred shares were issued to the respective members of HUMBL LLC following the approval by FINRA of the one-for-four reverse stock split of the common shares and the increase in the authorized common shares to 7,450,000,000 shares. The FINRA approval for both the increase in the authorized common shares and reverse stock split occurred on February 26, 2021. To assume control of the Company, the former CEO, Henry Boucher assigned his 7,000,000 shares of Series A Preferred Stock to Brian Foote, the President and CEO of HUMBL LLC for a $40,000 note payable. The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock. After the reverse merger was completed, HUMBL LLC ceased doing business, and all operations were conducted under Tesoro Enterprises, Inc. which later changed its name to HUMBL.

On February 26, 2021, the Company issued 493 shares of Series B Preferred Stock for services rendered valued at $665,057.

On February 26, 2021, the Company and TGP entered into a term sheet to revise the Option. The revised terms of the Option are that the Company will form a subsidiary in the Oceania region. TGP will purchase a 35% ownership interest in the subsidiary and 3,750,000 shares of common stock for an aggregate purchase price of $15,000,000. The subsidiary shares and common shares will be purchased as follows: (a) by March 31, 2021, 1,250,000 shares will be issued for $5,000,000 and 33.33% of the subsidiary shares are to be sold to TGP; and (b) by September 30, 2021 with reasonable extensions to be determined, 2,500,000 shares will be issued for $10,000,000 and the remaining 66.66% of the subsidiary shares are to be sold to TGP. As a result of the revised terms, it is anticipated that the $600,000 paid on December 23, 2020, will be used in its entirety to pay for the warrants described below, and the deferred revenue recognized will be reflected as additional paid in capital on February 26, 2021. The Company and TGP were unable to come to agreement on new terms of this transaction and have as of April 14, 2021 have terminated negotiations. TGP still owns the warrants received in December 2020 and continues to have the right to exercise them. The Company is not obligated to return any of the $600,000 received on December 23, 2020.

On March 1, 2021, the Company and Aurea Group (“Aurea”) entered into a term sheet for Country Rights in Chile. Under the term sheet, the Company will form a subsidiary in Chile where Aurea will purchase a 35% ownership interest and 2,000,000 shares of common stock to be issued for $7,500,000, as follows: (a) at the first closing date, 437,500 shares will be issued for $1,000,000; and (b) nine months after closing, 1,5562,500 shares will be issued for $6,500,000 and the subsidiary shares will be issued. The Company’s closed on this transaction on March 15, 2021. The first closing date was March 30, 2021, however due to strict banking regulations in Chile, the $1,000,000 was received in two tranches of $500,000 each and the funds came in between April 5, 2021 and April 6, 2021.

On March 1, 2021, the Company entered into a term sheet to acquire Tickeri, Inc. (“Tickeri”) in a debt and stock transaction totaling $20,000,000. Tickeri is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America and the Caribbean corridor.

Tickeri Inc [Member]
SUBSEQUENT EVENTS

NOTE 6: SUBSEQUENT EVENTS

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 is paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

NOTE 6: SUBSEQUENT EVENTS

On June 3, 2021 HUMBL, Inc. (“HUMBL”) acquired the Company in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL The purchase price for the stock purchase was $20,000,000 of which HUMBL must pay $10,000,000 in their common stock and $10,000,000 is paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. HUMBL issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. HUMBL also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000. The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

Monster Creative LLC [Member]
SUBSEQUENT EVENTS

NOTE 7: SUBSEQUENT EVENTS

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.